Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value as of March 31, 2021.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$36,688	$-	$-	$36,688
Separate account assets	-	249,095	-	249,095

Total assets at fair value	$36,688	$249,095	$-	$285,783

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Separate account liabilities	$-	$249,095	$-	$249,095

Total liabilities at fair value	$-	$249,095	$-	$249,095

The following table summarizes the Company’s assets and liabilities that are measured at fair value as of December 31, 2020.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$24,336	$-	$-	$24,336
Separate account assets	-	230,314	-	230,314

Total assets at fair value	$24,336	$230,314	$-	$254,650

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Separate account liabilities	$-	$230,314	$-	$230,314

Total liabilities at fair value	$-	$230,314	$-	$230,314

The following table summarizes the Company’s assets and liabilities that are measured at fair value as of December 31, 2020.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$24,336	$-	$-	$24,336
Separate account assets	-	230,314	-	230,314
Total assets at fair value	$24,336	$230,314	$-	$254,650

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Separate account liabilities	$-	$230,314	$-	$230,314
Total liabilities at fair value	$-	$230,314	$-	$230,314

The following table summarizes the Company’s assets and liabilities that are measured at fair value as of December 31, 2019.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$28,122	$-	$-	$28,122
Separate account assets	-	169,654	-	169,654
Total assets at fair value	$28,122	$169,654	$-	$197,776

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Separate account liabilities	$-	$169,654	$-	$169,654
Total liabilities at fair value	$-	$169,654	$-	$169,654

Schedule of carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at March 31, 2021:

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded as assets:
Bonds and notes	$29,016	$30,111	$-	$29,113	$998
Cash equivalents¹	36,688	36,688	36,688	-	-
Separate account assets	249,095	249,095	-	249,095	-
Financial instruments recorded as liabilities:
Separate account liabilities	249,095	249,095	-	249,095	-

[1] Excludes cash of $8,225 that is not subject to fair value accounting.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practical to estimate by fair value measurement level at December 31, 2020:

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3

Financial instruments recorded as assets:
Bonds and notes	$30,309	$33,449	$-	$32,459	$990
Cash equivalents[1]	24,336	24,336	24,336	-	-
Separate account assets	230,314	230,314	-	230,314	-
Financial instruments recorded as liabilities:
Separate account liabilities	230,314	230,314	-	230,314	-

[1] Excludes cash of $2,074 that is not subject to fair value accounting

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2020:

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded as assets:
Bonds and notes	$30,309	$33,449	$-	$32,459	$990
Cash equivalents¹	24,336	24,336	24,336	-	-
Separate account assets	230,314	230,314	-	230,314	-
Financial instruments recorded as liabilities:
Separate account liabilities	230,314	230,314	-	230,314	-

[1]	Excludes cash of $2,074 that is not subject to fair value accounting.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practical to estimate by fair value measurement level at December 31, 2019:

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded as assets:
Bonds and notes	$34,412	$35,745	$-	$35,745	$-
Cash equivalents[1]	28,122	28,122	28,122	-	-
Separate account assets	169,654	169,654	-	169,654	-
Financial instruments recorded as liabilities:
Separate account liabilities	169,654	169,654	-	169,654	-
[1]	Excludes cash of $915 that is not subject to fair value accounting.